Note 19 - Borrowings	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
19	Borrowings
	Year ended December 31,
	2019	2018
Non-current
Bank borrowings	40,896	29,214
Costs of issue of debt	(16)	(27)
	40,880	29,187
Current
Bank borrowings	781,258	508,143
Bank overdrafts	24	1,644
Finance lease liabilities	-	44
Costs of issue of debt	(10)	(11)
	781,272	509,820
Total Borrowings	822,152	539,007

The maturity of borrowings is as follows:

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2019
Other borrowings	781,272	17,307	23,573	-	-	-	822,152
Total borrowings	781,272	17,307	23,573	-	-	-	822,152

Interest to be accrued (*)	11,370	1,045	117		-	-	12,532
Total	792,642	18,352	23,690	-	-	-	834,684

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2018
Financial lease	44	-	-	-	-	-	44
Other borrowings	509,776	4,271	4,771	20,145	-	-	538,963
Total borrowings	509,820	4,271	4,771	20,145	-	-	539,007

Interest to be accrued (*)	8,182	1,175	1,166	169	-	-	10,692
Total	518,002	5,446	5,937	20,314	-	-	549,699

(*) Includes the effect of hedge accounting.

Significant borrowings include:
			In million of USD
Disbursement date	Borrower	Type	Original & Outstanding	Final maturity
2019	Tamsa	Bank loans	621	2020
2019	Siderca	Bank loans	60	2020

As of
December 31, 2019,
Tenaris was in compliance with all of its covenants.

The weighted average interest rates before tax shown below were calculated using the rates set for each instrument in its corresponding currency as of
December 31, 2019
and
2018,
considering hedge accounting where applicable.
	2019	2018
Total borrowings	3.18%	3.98%

Breakdown of long-term borrowings by currency and rate is as follows:

Non-current borrowings
		Year ended December 31,
Currency	Interest rates	2019	2018
USD	Fixed	18,370	18,762
SAR	Fixed	16,106	-
EUR	Fixed	5,108	9,023
EUR	Variable	1,296	1,402
Total non-current borrowings		40,880	29,187

Breakdown of short-term borrowings by currency and rate is as follows:

Current borrowings
		Year ended December 31,
Currency	Interest rates	2019	2018
USD	Variable	17,092	16,847
USD	Fixed	274,799	138,303
EUR	Variable	80	198
EUR	Fixed	3,772	4,178
MXN	Fixed	424,964	301,047
ARS	Fixed	86	49,125
SAR	Variable	35,666	-
SAR	Fixed	24,797	-
Others	Variable	16	89
Others	Fixed	-	33
Total current borrowings		781,272	509,820

Borrowings evolution
	Year ended December 31, 2019
	Non current	Current
At the beginning of the year	29,187	509,820
Translation differences	(229)	669
Proceeds and repayments, net	(4,582)	203,931
Interests accrued less payments	304	2,950
Reclassifications	(11,733)	11,733
Increase due to Business Combinations	27,933	53,789
Overdrafts variation	-	(1,620)
At the end of the year	40,880	781,272

The carrying amounts of assets pledged as security for current and non-current borrowings are immaterial for the years
2019
and
2018.